Note 8 - Disclosure of Financial Instruments and Risk Management (Details Textual) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)	Jun. 30, 2025	Oct. 31, 2024	Dec. 31, 2023 USD ($)	Nov. 20, 2023	Dec. 31, 2022 $ / shares	Dec. 08, 2022 EUR (€)	Dec. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Special Community Campaign Fund Raising Goal										€ 105,000
Trade and other receivables denominated in foreign currency	€ 0
Total equity	€ (85,572)	€ (43,513)	[1]	€ 83,439							€ (5,026)
Interest rate risk [member]
Statement Line Items [Line Items]
Interest expense		€ 287		€ 156
Currency risk [member]
Statement Line Items [Line Items]
Foreign exchange rate, hypothetical appreciation (depreciation)	10.00%
Convertible debentures [member]
Statement Line Items [Line Items]
Notional amount	€ 29,485						$ 31.1
Borrowings, interest rate	4.00%						4.00%
Simulated Share Price (in dollars per share) | (per share)	€ 0.25								$ 0.15
Recovery rate	0.00%	0.00%					0.00%
Discount on VWAP	15.00%						15.00%
Probability for successful closing, year-end valuation	100.00%						100.00%	80.00%
Probability for failure								20.00%
Unrealized gain (loss) from borrowings	€ 3,066
Unrealized income from currency revaluation	€ 62
Convertible debentures [member] | Lump sum conversion [member]
Statement Line Items [Line Items]
Probability of lump sum conversion					12.50%	75.00%
Convertible debentures [member] | Interest rate in case of default [member]
Statement Line Items [Line Items]
Borrowings, interest rate	12.00%						12.00%
Convertible debentures [member] | Interest rate on accrued interest [member]
Statement Line Items [Line Items]
Borrowings, interest rate	12.00%						12.00%
Convertible debentures [member] | Payment premium [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.00%						6.00%

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.